Related party balances and transactions - Key Managers (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party balances and transactions
Salaries	$ 81.0	$ 54.0	$ 37.0
Variable compensation	121.0	53.0	26.0
Social security contributions	58.0	30.0	18.0
Hiring benefits		5.0
Termination benefits	63.0	58.0	25.0
Total Compensation for Key Managers	323.0	200.0	106.0
Amount payable under compensation for Key Managers	45.0	66.0
Estimated compensation	$ 49.8
Compensation for members of Board of Directors		$ 34.6	$ 20.0